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           THIS NOTICE CONTAINS IMPORTANT INFORMATION CONCERNING YOUR
            NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (NYLIAC)

                      NYLIAC Variable Universal Life 2000
                 NYLIAC Single Premium Variable Universal Life
                  NYLIAC Survivorship Variable Universal Life
                    NYLIAC Variable Universal Life Provider
               Flexible Premium Variable Universal Life Insurance
                    NYLIAC Pinnacle Variable Universal Life
              NYLIAC Pinnacle Survivorship Variable Universal Life
                                    Policies

                                  MAY 7, 2007

           NO NEW ALLOCATIONS TO ALGER AMERICAN SMALL CAPITALIZATION
                     INVESTMENT DIVISION ARE BEING ACCEPTED
    FOR POLICYOWNERS WHO WERE NOT CURRENTLY INVESTED IN ALGER AMERICAN SMALL
                       CAPITALIZATION BEFORE JUNE 1, 2007

     NYLIAC has been informed that the Board of Trustees of the Alger American Fund authorized the closing of the Alger Investment Division to new investors as of June 1, 2007. Consequently, as of June 1, 2007, NYLIAC will be unable to accept new premiums or transfers into the Alger American Small Capitalization Investment Division ("Alger Investment Division") from policyowners that are not invested in the Alger Investment Division before June 1, 2007. In addition, policyowners who withdraw or transfer all Cash Value out of the Alger Investment Division on or after June 1, 2007 will be unable to allocate new premiums or transfers into the Alger Investment Division.

     If you are ineligible to transfer Cash Value into or make premium allocations into the Alger Investment Division on or after June 1, 2007 and you attempt to make transfers into or make premium payment allocations into the Alger Investment Division, such transfer or premium allocation will be allocated to the MainStay VP Cash Management portfolio until such time as the Variable Products Service Center receives reallocation instructions from you in a form acceptable to Us. Any subsequent transfers from the MainStay VP Cash Management Investment Division will be effective as of the date of receipt of the request at the Variable Products Service Center at one of the following addresses:

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
REGULAR MAIL:   NYLIAC                            EXPRESS MAIL:   NYLIAC
                Variable Products Service Center                  Variable Products Service Center
                Madison Square Station                            51 Madison Avenue
                P.O. Box 922                                      Room 651
                New York, NY 10159                                New York, NY 10010
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                  Or call our toll-free number: 1-800-598-2019

     All references to Alger American Small Capitalization in the Prospectus are amended to add a footnote stating: "No premiums or transfers will be accepted into this Investment Division as of June 1, 2007 from policyowners who did not have Cash Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Cash Value allocations from this Investment Division on or after June 1, 2007 will not be permitted to reinvest in this Investment Division."
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     This Notice is a Supplement to the above referenced Prospectuses dated May
1, 2007, and amends the Prospectuses for the Policies. You should read this information carefully and retain this supplement for future reference together with the Prospectus. The terms We use in this supplement have the same meanings as in the Prospectus for the Policies. The above referenced Policies invest in NYLIAC Variable Universal Life Separate Account-I.

                   New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010
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                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

                      NYLIAC VARIABLE UNIVERSAL LIFE 2000
                 NYLIAC SINGLE PREMIUM VARIABLE UNIVERSAL LIFE
                  NYLIAC SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                    NYLIAC VARIABLE UNIVERSAL LIFE PROVIDER
                    NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE
              NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE

                                  INVESTING IN
               NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

                          SUPPLEMENT DATED MAY 7, 2007
        TO STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED MAY 1, 2007

     This supplement amends the May 1, 2007 SAI for the New York Life Insurance and Annuity Corporation's NYLIAC Variable Universal Life 2000, NYLIAC Single Premium Variable Universal Life, NYLIAC Survivorship Variable Universal Life, NYLIAC Variable Universal Life Provider, Flexible Premium Variable Universal Life Insurance, NYLIAC Pinnacle Variable Universal Life policies (the "Policies"). You should read this information carefully before you invest. This Supplement is not valid unless it is read in conjunction with the May 1, 2007 SAI for the Policies and the Prospectus for the Policies, as amended. The terms we use in this supplement have the same meanings as in the SAI for the Policies.

     Effective June 1, 2007, add the following footnote for each reference to the Alger American Small Capitalization Investment Division:

     "No premiums or transfers will be accepted into this Investment Division as of June 1, 2007 from policyowners who did not have Cash Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Cash Value allocations from this Investment Division after June 1, 2007 will not be permitted to reinvest in this Investment Division."

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                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010